LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LOANS RECEIVABLE, NET
Loans receivable	¥ 29,373,923	¥ 19,942,075
2023
LOANS RECEIVABLE, NET
Loans receivable	28,701,071
2022
LOANS RECEIVABLE, NET
Loans receivable	672,425	19,062,058
2021
LOANS RECEIVABLE, NET
Loans receivable	¥ 427	879,975
2020
LOANS RECEIVABLE, NET
Loans receivable		¥ 42